American Funds Target Date Retirement Series®
American Funds 2070
Target Date Retirement Fund
Investment portfolio
July 31, 2026
unaudited
Fund investments Growth funds 51%	Shares	Value (000)
New Perspective Fund, Class R-6	1,101,584	$81,837
SMALLCAP World Fund, Inc., Class R-6	969,707	81,805
New World Fund, Inc., Class R-6	669,462	71,150
The Growth Fund of America, Class R-6	720,901	61,450
AMCAP Fund, Class R-6 (a)	1,231,545	56,984
The New Economy Fund, Class R-6 (a)	537,598	45,803
EUPAC Fund, Class R-6	260,360	16,426
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	328,967	4,079
		419,534
Growth-and-income funds 39%
Fundamental Investors, Class R-6	723,008	73,884
Capital World Growth and Income Fund, Class R-6	862,992	69,859
Washington Mutual Investors Fund, Class R-6	965,309	65,670
The Investment Company of America, Class R-6	842,701	57,498
American Mutual Fund, Class R-6	758,048	49,159
		316,070
Balanced funds 5%
American Balanced Fund, Class R-6	710,601	28,744
American Funds Global Balanced Fund, Class R-6	284,637	12,151
		40,895
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	3,150,148	36,794
American Funds Emerging Markets Bond Fund, Class R-6	1,006,967	8,126
		44,920
Total investment securities 100% (cost: $764,736,000)		821,419
Other assets less liabilities 0%		(148)
Net assets 100%		$821,271
American Funds Target Date Retirement Series — Page 1 of 27

unaudited
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 51%
New Perspective Fund, Class R-6	$33,372	$47,705	$151	$(10)	$921	$81,837	$512	$2,026
SMALLCAP World Fund, Inc., Class R-6	33,372	45,301	1,003	(47)	4,182	81,805	390	1,492
New World Fund, Inc., Class R-6	26,697	40,254	806	(24)	5,029	71,150	452	1,379
The Growth Fund of America, Class R-6	23,360	38,471	345	(13)	(23)	61,450	151	2,570
AMCAP Fund, Class R-6 (a)	23,360	36,336	477	(20)	(2,215)	56,984	—	4,869
The New Economy Fund, Class R-6 (a)	16,685	26,150	420	(16)	3,404	45,803	—	1,782
EUPAC Fund, Class R-6	6,674	10,073	4	— (c)	(317)	16,426	235	1,383
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	—	4,026	—	—	53	4,079	—	—
						419,534
Growth-and-income funds 39%
Fundamental Investors, Class R-6	30,034	40,136	566	16	4,264	73,884	370	2,937
Capital World Growth and Income Fund, Class R-6	26,697	39,935	671	(4)	3,902	69,859	670	2,551
Washington Mutual Investors Fund, Class R-6	26,697	38,283	449	(5)	1,144	65,670	535	3,611
The Investment Company of America, Class R-6	23,360	32,588	232	(2)	1,784	57,498	360	2,319
American Mutual Fund, Class R-6	16,685	30,668	468	(2)	2,276	49,159	421	1,075
						316,070
Balanced funds 5%
American Balanced Fund, Class R-6	20,021	22,952	15,340	478	633	28,744	491	1,237
American Funds Global Balanced Fund, Class R-6	6,672	8,125	2,958	(19)	331	12,151	188	300
						40,895
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	16,699	23,933	2,581	(40)	(1,217)	36,794	886	—
American Funds Emerging Markets Bond Fund, Class R-6	3,338	4,863	29	(1)	(45)	8,126	241	—
						44,920
Total 100%				$291	$24,106	$821,419	$5,902	$29,531

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(c)	Amount less than one thousand.
American Funds Target Date Retirement Series — Page 2 of 27

American Funds 2065
Target Date Retirement Fund®
Investment portfolio
July 31, 2026
unaudited

Fund investments Growth funds 51%	Shares	Value (000)
New Perspective Fund, Class R-6	9,959,350	$739,880
SMALLCAP World Fund, Inc., Class R-6	8,687,004	732,836
New World Fund, Inc., Class R-6	5,950,772	632,448
The Growth Fund of America, Class R-6	6,507,131	554,668
AMCAP Fund, Class R-6 (a)	11,193,480	517,922
The New Economy Fund, Class R-6 (a)	4,768,599	406,285
EUPAC Fund, Class R-6	2,348,194	148,147
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	3,004,340	37,254
		3,769,440
Growth-and-income funds 39%
Fundamental Investors, Class R-6	6,491,287	663,345
Capital World Growth and Income Fund, Class R-6	7,773,956	629,302
Washington Mutual Investors Fund, Class R-6	8,687,831	591,033
The Investment Company of America, Class R-6	7,571,100	516,576
American Mutual Fund, Class R-6	6,818,474	442,178
		2,842,434
Balanced funds 5%
American Balanced Fund, Class R-6	6,391,990	258,556
American Funds Global Balanced Fund, Class R-6	2,594,886	110,776
		369,332
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	28,195,816	329,327
American Funds Emerging Markets Bond Fund, Class R-6	9,179,323	74,077
		403,404
Total investment securities 100% (cost: $6,143,884,000)		7,384,610
Other assets less liabilities 0%		(1,066)
Net assets 100%		$7,383,544
American Funds Target Date Retirement Series — Page 3 of 27

unaudited
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 51%
New Perspective Fund, Class R-6	$585,146	$157,304	$1,545	$(93)	$(932)	$739,880	$7,873	$31,125
SMALLCAP World Fund, Inc., Class R-6	583,610	142,908	43,286	(27)	49,631	732,836	5,919	22,658
New World Fund, Inc., Class R-6	471,010	116,731	6,852	(90)	51,649	632,448	6,943	21,165
The Growth Fund of America, Class R-6	413,475	157,893	1,169	112	(15,643)	554,668	2,323	39,554
AMCAP Fund, Class R-6 (a)	415,143	144,674	13,319	187	(28,763)	517,922	—	54,142
The New Economy Fund, Class R-6 (a)	299,332	93,588	19,515	4,419	28,461	406,285	—	27,407
EUPAC Fund, Class R-6	117,417	37,023	1,305	(119)	(4,869)	148,147	3,596	16,746
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	—	36,627	—	—	627	37,254	—	—
						3,769,440
Growth-and-income funds 39%
Fundamental Investors, Class R-6	529,412	102,297	11,823	1,572	41,887	663,345	4,378	39,558
Capital World Growth and Income Fund, Class R-6	470,795	129,166	6,654	(143)	36,138	629,302	8,062	39,385
Washington Mutual Investors Fund, Class R-6	470,016	148,215	36,667	(262)	9,731	591,033	6,401	42,902
The Investment Company of America, Class R-6	412,342	105,998	10,377	(197)	8,810	516,576	4,237	34,981
American Mutual Fund, Class R-6	293,486	150,416	22,581	341	20,516	442,178	5,025	16,650
						2,842,434
Balanced funds 5%
American Balanced Fund, Class R-6	352,101	72,119	175,161	15,712	(6,215)	258,556	6,640	19,234
American Funds Global Balanced Fund, Class R-6	117,487	25,287	34,818	1,137	1,683	110,776	2,263	4,573
						369,332
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	294,596	105,074	57,231	(1,482)	(11,630)	329,327	10,432	—
American Funds Emerging Markets Bond Fund, Class R-6	58,985	19,216	4,202	(42)	120	74,077	2,454	—
						403,404
Total 100%				$21,025	$181,201	$7,384,610	$76,546	$410,080

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 4 of 27

American Funds 2060
Target Date Retirement Fund®
Investment portfolio
July 31, 2026
unaudited

Fund investments Growth funds 51%	Shares	Value (000)
New Perspective Fund, Class R-6	26,702,053	$1,983,696
SMALLCAP World Fund, Inc., Class R-6	23,301,882	1,965,747
New World Fund, Inc., Class R-6	16,638,354	1,768,324
The Growth Fund of America, Class R-6	18,057,140	1,539,191
AMCAP Fund, Class R-6 (a)	31,058,357	1,437,070
The New Economy Fund, Class R-6 (a)	13,207,286	1,125,261
EUPAC Fund, Class R-6	6,600,240	416,409
American Funds Global Insight Fund, Class R-6	4,672,008	146,187
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	8,447,068	104,744
		10,486,629
Growth-and-income funds 38%
Fundamental Investors, Class R-6	18,202,407	1,860,104
Capital World Growth and Income Fund, Class R-6	21,730,233	1,759,062
Washington Mutual Investors Fund, Class R-6	24,311,283	1,653,897
The Investment Company of America, Class R-6	20,159,996	1,375,517
American Mutual Fund, Class R-6	19,461,873	1,262,102
		7,910,682
Balanced funds 5%
American Balanced Fund, Class R-6	17,884,904	723,444
American Funds Global Balanced Fund, Class R-6	8,652,062	369,357
		1,092,801
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	79,011,497	922,854
American Funds Emerging Markets Bond Fund, Class R-6	25,746,756	207,776
		1,130,630
Total investment securities 100% (cost: $16,075,321,000)		20,620,742
Other assets less liabilities 0%		(2,488)
Net assets 100%		$20,618,254
American Funds Target Date Retirement Series — Page 5 of 27

unaudited
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 51%
New Perspective Fund, Class R-6	$1,805,875	$210,400	$22,435	$1,359	$(11,503)	$1,983,696	$23,777	$93,999
SMALLCAP World Fund, Inc., Class R-6	1,793,281	229,214	196,398	(5,196)	144,846	1,965,747	18,017	68,964
New World Fund, Inc., Class R-6	1,472,536	213,613	66,020	9,722	138,473	1,768,324	21,343	65,066
The Growth Fund of America, Class R-6	1,290,936	331,450	30,165	2,850	(55,880)	1,539,191	7,151	121,747
AMCAP Fund, Class R-6 (a)	1,290,936	281,115	49,015	1,766	(87,732)	1,437,070	—	157,903
The New Economy Fund, Class R-6 (a)	923,122	224,080	115,601	28,049	65,611	1,125,261	—	84,271
EUPAC Fund, Class R-6	371,402	70,735	9,770	(699)	(15,259)	416,409	11,151	50,247
American Funds Global Insight Fund, Class R-6	70,005	65,358	—	—	10,824	146,187	836	—
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	—	102,872	—	—	1,872	104,744	—	—
						10,486,629
Growth-and-income funds 38%
Fundamental Investors, Class R-6	1,661,230	176,844	103,052	13,958	111,124	1,860,104	12,933	119,083
Capital World Growth and Income Fund, Class R-6	1,477,377	257,340	76,597	6,256	94,686	1,759,062	23,860	121,693
Washington Mutual Investors Fund, Class R-6	1,460,564	288,712	120,830	1,590	23,861	1,653,897	18,958	126,974
The Investment Company of America, Class R-6	1,257,626	186,224	85,459	4,593	12,533	1,375,517	12,061	104,248
American Mutual Fund, Class R-6	941,671	334,707	72,705	1,183	57,246	1,262,102	15,346	53,500
						7,910,682
Balanced funds 5%
American Balanced Fund, Class R-6	1,098,402	110,955	511,602	60,388	(34,699)	723,444	20,103	59,411
American Funds Global Balanced Fund, Class R-6	367,991	36,770	44,343	1,362	7,577	369,357	7,034	14,117
						1,092,801
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	925,110	216,646	181,407	(1,604)	(35,891)	922,854	30,658	—
American Funds Emerging Markets Bond Fund, Class R-6	182,608	36,369	11,817	(38)	654	207,776	6,936	—
						1,130,630
Total 100%				$125,539	$428,343	$20,620,742	$230,164	$1,241,223

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 6 of 27

American Funds 2055
Target Date Retirement Fund®
Investment portfolio
July 31, 2026
unaudited

Fund investments Growth funds 50%	Shares	Value (000)
New Perspective Fund, Class R-6	37,751,691	$2,804,573
SMALLCAP World Fund, Inc., Class R-6	31,635,685	2,668,786
New World Fund, Inc., Class R-6	23,085,457	2,453,522
The Growth Fund of America, Class R-6	27,382,866	2,334,116
AMCAP Fund, Class R-6 (a)	47,071,934	2,178,018
The New Economy Fund, Class R-6 (a)	18,719,111	1,594,868
American Funds Global Insight Fund, Class R-6	23,773,809	743,883
EUPAC Fund, Class R-6	10,012,230	631,672
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	12,813,092	158,882
		15,568,320
Growth-and-income funds 37%
Fundamental Investors, Class R-6	26,514,868	2,709,554
Capital World Growth and Income Fund, Class R-6	31,579,201	2,556,336
Washington Mutual Investors Fund, Class R-6	36,841,187	2,506,306
American Mutual Fund, Class R-6	31,849,083	2,065,413
The Investment Company of America, Class R-6	25,963,425	1,771,485
		11,609,094
Equity-income funds 1%
The Income Fund of America, Class R-6	8,027,658	224,453
Capital Income Builder, Class R-6	2,674,270	224,452
		448,905
Balanced funds 6%
American Balanced Fund, Class R-6	31,734,913	1,283,677
American Funds Global Balanced Fund, Class R-6	14,917,131	636,813
		1,920,490
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	120,433,326	1,406,661
American Funds Emerging Markets Bond Fund, Class R-6	39,098,728	315,527
		1,722,188
Total investment securities 100% (cost: $23,487,553,000)		31,268,997
Other assets less liabilities 0%		(3,816)
Net assets 100%		$31,265,181
American Funds Target Date Retirement Series — Page 7 of 27

unaudited
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 50%
New Perspective Fund, Class R-6	$2,602,968	$264,207	$46,069	$3,578	$(20,111)	$2,804,573	$34,040	$134,571
SMALLCAP World Fund, Inc., Class R-6	2,530,630	263,694	317,778	(12,934)	205,174	2,668,786	25,167	96,334
New World Fund, Inc., Class R-6	2,195,771	185,142	138,077	25,798	184,888	2,453,522	31,626	96,416
The Growth Fund of America, Class R-6	2,026,344	466,449	73,222	7,716	(93,171)	2,334,116	11,149	189,798
AMCAP Fund, Class R-6 (a)	2,026,344	379,908	94,979	3,007	(136,262)	2,178,018	—	243,506
The New Economy Fund, Class R-6 (a)	1,392,058	266,247	195,729	50,390	81,902	1,594,868	—	125,994
American Funds Global Insight Fund, Class R-6	610,532	81,055	18,348	4,197	66,447	743,883	7,436	—
EUPAC Fund, Class R-6	584,264	101,879	29,275	(1,175)	(24,021)	631,672	17,543	77,742
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	—	155,982	—	—	2,900	158,882	—	—
						15,568,320
Growth-and-income funds 37%
Fundamental Investors, Class R-6	2,560,480	223,919	259,584	35,904	148,835	2,709,554	19,372	180,400
Capital World Growth and Income Fund, Class R-6	2,272,180	298,299	161,051	19,228	127,680	2,556,336	35,765	185,799
Washington Mutual Investors Fund, Class R-6	2,273,423	407,010	212,401	3,450	34,824	2,506,306	29,167	195,043
American Mutual Fund, Class R-6	1,747,003	389,066	166,964	7,652	88,656	2,065,413	27,208	98,588
The Investment Company of America, Class R-6	1,697,451	201,315	146,223	14,203	4,739	1,771,485	15,853	139,106
						11,609,094
Equity-income funds 1%
The Income Fund of America, Class R-6	108,009	121,966	11,213	(327)	6,018	224,453	4,470	6,462
Capital Income Builder, Class R-6	108,512	115,735	11,361	(93)	11,659	224,452	3,675	5,080
						448,905
Balanced funds 6%
American Balanced Fund, Class R-6	1,787,858	156,907	704,341	81,740	(38,487)	1,283,677	32,758	95,871
American Funds Global Balanced Fund, Class R-6	580,381	77,910	36,755	638	14,639	636,813	11,274	21,976
						1,920,490
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	1,438,959	287,548	262,676	(7,262)	(49,908)	1,406,661	47,081	—
American Funds Emerging Markets Bond Fund, Class R-6	288,000	48,632	22,117	(79)	1,091	315,527	10,595	—
						1,722,188
Total 100%				$235,631	$617,492	$31,268,997	$364,179	$1,892,686

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 8 of 27

American Funds 2050
Target Date Retirement Fund®
Investment portfolio
July 31, 2026
unaudited

Fund investments Growth funds 47%	Shares	Value (000)
New Perspective Fund, Class R-6	47,145,815	$3,502,463
SMALLCAP World Fund, Inc., Class R-6	37,843,364	3,192,466
The Growth Fund of America, Class R-6	36,969,185	3,151,253
AMCAP Fund, Class R-6 (a)	63,561,742	2,941,002
New World Fund, Inc., Class R-6	26,033,572	2,766,848
The New Economy Fund, Class R-6 (a)	22,113,844	1,884,099
American Funds Global Insight Fund, Class R-6	45,942,877	1,437,553
EUPAC Fund, Class R-6	13,573,146	856,330
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	17,370,707	215,397
		19,947,411
Growth-and-income funds 35%
Fundamental Investors, Class R-6	33,261,833	3,399,027
Washington Mutual Investors Fund, Class R-6	47,782,995	3,250,677
Capital World Growth and Income Fund, Class R-6	39,423,561	3,191,337
American Mutual Fund, Class R-6	45,877,730	2,975,171
The Investment Company of America, Class R-6	29,006,439	1,979,109
		14,795,321
Equity-income funds 5%
The Income Fund of America, Class R-6	41,661,635	1,164,859
Capital Income Builder, Class R-6	12,111,399	1,016,510
		2,181,369
Balanced funds 7%
American Balanced Fund, Class R-6	55,924,798	2,262,158
American Funds Global Balanced Fund, Class R-6	20,223,427	863,338
		3,125,496
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	163,331,079	1,907,707
American Funds Emerging Markets Bond Fund, Class R-6	53,071,599	428,288
		2,335,995
Total investment securities 100% (cost: $31,122,586,000)		42,385,592
Other assets less liabilities 0%		(5,341)
Net assets 100%		$42,380,251
American Funds Target Date Retirement Series — Page 9 of 27

unaudited
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 47%
New Perspective Fund, Class R-6	$3,438,566	$297,769	$208,412	$21,754	$(47,214)	$3,502,463	$44,936	$177,646
SMALLCAP World Fund, Inc., Class R-6	3,091,876	256,401	386,664	(5,187)	236,040	3,192,466	30,711	117,556
The Growth Fund of America, Class R-6	2,801,254	597,689	127,267	13,442	(133,865)	3,151,253	15,366	261,587
AMCAP Fund, Class R-6 (a)	2,801,254	487,169	164,629	6,950	(189,742)	2,941,002	—	332,234
New World Fund, Inc., Class R-6	2,401,539	288,866	155,763	26,525	205,681	2,766,848	34,460	105,056
The New Economy Fund, Class R-6 (a)	1,606,295	339,324	216,258	56,167	98,571	1,884,099	—	144,780
American Funds Global Insight Fund, Class R-6	1,242,687	91,922	35,813	8,273	130,484	1,437,553	14,930	—
EUPAC Fund, Class R-6	809,655	133,497	51,338	(813)	(34,671)	856,330	24,233	106,642
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	—	211,459	—	—	3,938	215,397	—	—
						19,947,411
Growth-and-income funds 35%
Fundamental Investors, Class R-6	3,212,142	273,607	318,807	52,518	179,567	3,399,027	24,229	225,349
Washington Mutual Investors Fund, Class R-6	3,088,170	400,836	286,960	12,841	35,790	3,250,677	38,734	258,583
Capital World Growth and Income Fund, Class R-6	2,813,674	406,710	210,536	23,449	158,040	3,191,337	44,310	229,409
American Mutual Fund, Class R-6	2,755,460	360,288	276,628	14,621	121,430	2,975,171	41,456	155,105
The Investment Company of America, Class R-6	1,928,035	215,208	184,356	19,803	419	1,979,109	17,905	158,008
						14,795,321
Equity-income funds 5%
The Income Fund of America, Class R-6	936,207	307,420	108,197	287	29,142	1,164,859	32,628	54,601
Capital Income Builder, Class R-6	860,376	191,914	95,126	2,677	56,669	1,016,510	23,509	39,145
						2,181,369
Balanced funds 7%
American Balanced Fund, Class R-6	2,871,867	237,577	921,807	103,333	(28,812)	2,262,158	53,098	153,496
American Funds Global Balanced Fund, Class R-6	797,939	92,676	47,878	717	19,884	863,338	15,467	30,357
						3,125,496
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	1,980,758	332,338	327,641	(19,997)	(57,751)	1,907,707	64,387	—
American Funds Emerging Markets Bond Fund, Class R-6	394,230	59,395	26,816	(151)	1,630	428,288	14,458	—
						2,335,995
Total 100%				$337,209	$785,230	$42,385,592	$534,817	$2,549,554

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 10 of 27

American Funds 2045
Target Date Retirement Fund®
Investment portfolio
July 31, 2026
unaudited

Fund investments Growth funds 43%	Shares	Value (000)
The Growth Fund of America, Class R-6	39,796,189	$3,392,227
New Perspective Fund, Class R-6	44,239,157	3,286,527
AMCAP Fund, Class R-6 (a)	71,024,212	3,286,290
SMALLCAP World Fund, Inc., Class R-6	36,536,956	3,082,258
New World Fund, Inc., Class R-6	24,608,064	2,615,345
The New Economy Fund, Class R-6 (a)	23,046,515	1,963,563
American Funds Global Insight Fund, Class R-6	60,970,426	1,907,765
EUPAC Fund, Class R-6	9,799,722	618,264
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	9,086,093	112,668
		20,264,907
Growth-and-income funds 33%
Fundamental Investors, Class R-6	35,393,989	3,616,912
Capital World Growth and Income Fund, Class R-6	42,466,354	3,437,651
American Mutual Fund, Class R-6	51,045,215	3,310,282
Washington Mutual Investors Fund, Class R-6	46,232,161	3,145,174
The Investment Company of America, Class R-6	27,774,714	1,895,069
International Growth and Income Fund, Class R-6	6,778,731	338,326
		15,743,414
Equity-income funds 7%
The Income Fund of America, Class R-6	68,358,362	1,911,300
Capital Income Builder, Class R-6	17,151,936	1,439,562
		3,350,862
Balanced funds 9%
American Balanced Fund, Class R-6	81,984,127	3,316,258
American Funds Global Balanced Fund, Class R-6	22,478,775	959,619
		4,275,877
Fixed income funds 8%
U.S. Government Securities Fund, Class R-6	192,460,226	2,247,935
American Funds Emerging Markets Bond Fund, Class R-6	52,431,687	423,124
Capital World Bond Fund, Class R-6	21,002,656	332,262
American Funds Multi-Sector Income Fund, Class R-6	36,004,876	331,605
The Bond Fund of America, Class R-6	10,267,933	113,666
American Funds Inflation Linked Bond Fund, Class R-6	9,547,723	90,130
		3,538,722
Total investment securities 100% (cost: $34,675,497,000)		47,173,782
Other assets less liabilities 0%		(6,278)
Net assets 100%		$47,167,504
American Funds Target Date Retirement Series — Page 11 of 27

unaudited
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 43%
The Growth Fund of America, Class R-6	$3,093,623	$594,037	$161,027	$15,317	$(149,723)	$3,392,227	$16,942	$288,430
New Perspective Fund, Class R-6	3,093,623	269,161	57,255	7,504	(26,506)	3,286,527	40,335	159,457
AMCAP Fund, Class R-6 (a)	3,093,623	563,626	168,040	6,648	(209,567)	3,286,290	—	369,540
SMALLCAP World Fund, Inc., Class R-6	2,962,793	233,677	339,538	8,435	216,891	3,082,258	29,535	113,053
New World Fund, Inc., Class R-6	2,472,565	153,363	241,271	47,055	183,633	2,615,345	35,449	108,070
The New Economy Fund, Class R-6 (a)	1,775,648	288,539	264,821	68,659	95,538	1,963,563	—	160,164
American Funds Global Insight Fund, Class R-6	1,769,982	27,714	78,752	16,960	171,861	1,907,765	20,788	—
EUPAC Fund, Class R-6	718,789	111,970	180,718	14,392	(46,169)	618,264	21,387	89,435
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	—	110,603	—	—	2,065	112,668	—	—
						20,264,907
Growth-and-income funds 33%
Fundamental Investors, Class R-6	3,498,029	270,192	398,207	62,460	184,438	3,616,912	26,057	244,135
Capital World Growth and Income Fund, Class R-6	3,136,997	354,730	250,413	31,527	164,810	3,437,651	48,771	256,030
American Mutual Fund, Class R-6	3,007,469	394,130	243,615	14,435	137,863	3,310,282	45,860	169,552
Washington Mutual Investors Fund, Class R-6	2,999,657	310,894	213,574	14,546	33,651	3,145,174	37,488	250,926
The Investment Company of America, Class R-6	1,793,197	167,045	84,814	8,100	11,541	1,895,069	16,727	148,058
International Growth and Income Fund, Class R-6	71,894	249,393	6,480	1,203	22,316	338,326	3,172	3,936
						15,743,414
Equity-income funds 7%
The Income Fund of America, Class R-6	1,731,948	317,369	187,217	2,053	47,147	1,911,300	58,365	99,893
Capital Income Builder, Class R-6	1,302,890	176,233	125,803	7,473	78,769	1,439,562	34,855	58,922
						3,350,862
Balanced funds 9%
American Balanced Fund, Class R-6	3,522,486	283,975	596,386	54,975	51,208	3,316,258	66,973	188,282
American Funds Global Balanced Fund, Class R-6	879,280	103,070	45,975	1,014	22,230	959,619	17,139	33,535
						4,275,877
Fixed income funds 8%
U.S. Government Securities Fund, Class R-6	2,184,138	373,653	220,614	(30,935)	(58,307)	2,247,935	72,927	—
American Funds Emerging Markets Bond Fund, Class R-6	430,524	73,276	83,114	2,503	(65)	423,124	13,146	—
Capital World Bond Fund, Class R-6	130,607	218,445	8,248	(143)	(8,399)	332,262	5,914	—
American Funds Multi-Sector Income Fund, Class R-6	131,499	217,623	8,894	(188)	(8,435)	331,605	10,863	—
The Bond Fund of America, Class R-6	—	116,388	224	(7)	(2,491)	113,666	1,404	—
American Funds Inflation Linked Bond Fund, Class R-6	131,241	50,459	86,114	(1,645)	(3,811)	90,130	5,522	—
						3,538,722
Total 100%				$352,341	$910,488	$47,173,782	$629,619	$2,741,418

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 12 of 27

American Funds 2040
Target Date Retirement Fund®
Investment portfolio
July 31, 2026
unaudited

Fund investments Growth funds 33%	Shares	Value (000)
AMCAP Fund, Class R-6 (a)	76,225,204	$3,526,940
The Growth Fund of America, Class R-6	41,097,924	3,503,187
New Perspective Fund, Class R-6	39,891,523	2,963,541
SMALLCAP World Fund, Inc., Class R-6	32,859,536	2,772,030
American Funds Global Insight Fund, Class R-6	68,812,069	2,153,130
New World Fund, Inc., Class R-6	13,020,017	1,383,767
The New Economy Fund, Class R-6 (a)	15,802,189	1,346,347
		17,648,942
Growth-and-income funds 32%
American Mutual Fund, Class R-6	57,716,205	3,742,896
Capital World Growth and Income Fund, Class R-6	46,237,132	3,742,896
Fundamental Investors, Class R-6	34,780,499	3,554,219
Washington Mutual Investors Fund, Class R-6	44,439,942	3,023,249
The Investment Company of America, Class R-6	31,377,713	2,140,902
International Growth and Income Fund, Class R-6	21,589,623	1,077,538
		17,281,700
Equity-income funds 8%
The Income Fund of America, Class R-6	77,333,298	2,162,239
Capital Income Builder, Class R-6	21,676,698	1,819,325
		3,981,564
Balanced funds 11%
American Balanced Fund, Class R-6	105,627,898	4,272,648
American Funds Global Balanced Fund, Class R-6	38,696,240	1,651,943
		5,924,591
Fixed income funds 16%
U.S. Government Securities Fund, Class R-6	226,479,253	2,645,278
American Funds Multi-Sector Income Fund, Class R-6	122,485,435	1,128,091
Capital World Bond Fund, Class R-6	67,721,461	1,071,354
American Funds Inflation Linked Bond Fund, Class R-6	101,190,519	955,238
American Funds Mortgage Fund, Class R-6	108,025,809	932,263
Intermediate Bond Fund of America, Class R-6	45,339,440	563,116
The Bond Fund of America, Class R-6	47,750,442	528,597
American Funds Strategic Bond Fund, Class R-6	41,627,461	372,566
American Funds Emerging Markets Bond Fund, Class R-6	33,935,099	273,856
		8,470,359
Total investment securities 100% (cost: $39,693,778,000)		53,307,156
Other assets less liabilities 0%		(7,267)
Net assets 100%		$53,299,889
American Funds Target Date Retirement Series — Page 13 of 27

unaudited
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 33%
AMCAP Fund, Class R-6 (a)	$3,527,016	$572,548	$348,148	$18,649	$(243,125)	$3,526,940	$—	$406,609
The Growth Fund of America, Class R-6	3,527,016	511,923	375,233	43,383	(203,902)	3,503,187	19,143	325,894
New Perspective Fund, Class R-6	3,224,890	265,979	498,212	84,715	(113,831)	2,963,541	41,844	165,423
SMALLCAP World Fund, Inc., Class R-6	2,877,624	163,894	479,710	23,129	187,093	2,772,030	28,474	108,991
American Funds Global Insight Fund, Class R-6	2,068,819	24,520	155,939	32,272	183,458	2,153,130	24,520	—
New World Fund, Inc., Class R-6	1,714,261	97,611	562,980	115,566	19,309	1,383,767	24,110	73,501
The New Economy Fund, Class R-6 (a)	1,714,261	169,474	660,654	242,936	(119,670)	1,346,347	—	151,438
						17,648,942
Growth-and-income funds 32%
American Mutual Fund, Class R-6	3,472,592	342,282	243,438	19,168	152,292	3,742,896	52,476	195,775
Capital World Growth and Income Fund, Class R-6	3,649,008	352,977	474,355	65,240	150,026	3,742,896	55,212	296,732
Fundamental Investors, Class R-6	3,578,200	272,521	538,847	89,189	153,156	3,554,219	25,997	246,525
Washington Mutual Investors Fund, Class R-6	2,995,939	282,496	300,549	23,638	21,725	3,023,249	36,566	245,317
The Investment Company of America, Class R-6	2,105,535	195,334	178,101	15,320	2,814	2,140,902	19,199	173,294
International Growth and Income Fund, Class R-6	1,081,652	94,125	201,737	31,574	71,924	1,077,538	19,082	58,161
						17,281,700
Equity-income funds 8%
The Income Fund of America, Class R-6	1,937,457	320,009	151,961	6,041	50,693	2,162,239	65,949	112,428
Capital Income Builder, Class R-6	1,535,919	294,237	119,460	7,409	101,220	1,819,325	42,400	70,065
						3,981,564
Balanced funds 11%
American Balanced Fund, Class R-6	4,104,814	301,718	267,138	18,065	115,189	4,272,648	79,766	221,952
American Funds Global Balanced Fund, Class R-6	1,084,058	578,780	55,032	1,235	42,902	1,651,943	25,013	41,345
						5,924,591
Fixed income funds 16%
U.S. Government Securities Fund, Class R-6	2,440,425	515,534	206,469	(18,247)	(85,965)	2,645,278	84,075	—
American Funds Multi-Sector Income Fund, Class R-6	1,004,797	224,617	65,828	(1,232)	(34,263)	1,128,091	52,037	—
Capital World Bond Fund, Class R-6	963,579	190,280	52,891	(482)	(29,132)	1,071,354	20,876	—
American Funds Inflation Linked Bond Fund, Class R-6	1,156,800	196,791	352,361	(23,519)	(22,473)	955,238	43,005	—
American Funds Mortgage Fund, Class R-6	356,187	641,351	36,743	(574)	(27,958)	932,263	20,785	—
Intermediate Bond Fund of America, Class R-6	156,962	438,163	20,280	(238)	(11,491)	563,116	11,634	—
The Bond Fund of America, Class R-6	—	547,392	7,118	(91)	(11,586)	528,597	6,560	—
American Funds Strategic Bond Fund, Class R-6	76,469	320,725	10,268	(174)	(14,186)	372,566	7,392	—
American Funds Emerging Markets Bond Fund, Class R-6	—	277,087	653	(17)	(2,561)	273,856	4,862	—
						8,470,359
Total 100%				$792,955	$331,658	$53,307,156	$810,977	$2,893,450

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 14 of 27

American Funds 2035
Target Date Retirement Fund®
Investment portfolio
July 31, 2026
unaudited

Fund investments Growth funds 21%	Shares	Value (000)
AMCAP Fund, Class R-6 (a)	69,181,017	$3,201,006
The Growth Fund of America, Class R-6	34,252,372	2,919,672
American Funds Global Insight Fund, Class R-6	65,842,747	2,060,220
SMALLCAP World Fund, Inc., Class R-6	21,454,457	1,809,898
New Perspective Fund, Class R-6	19,818,158	1,472,291
		11,463,087
Growth-and-income funds 30%
American Mutual Fund, Class R-6	60,964,461	3,953,545
Capital World Growth and Income Fund, Class R-6	48,629,641	3,936,569
Washington Mutual Investors Fund, Class R-6	41,399,183	2,816,387
Fundamental Investors, Class R-6	27,145,649	2,774,014
The Investment Company of America, Class R-6	30,040,524	2,049,665
International Growth and Income Fund, Class R-6	22,758,086	1,135,856
		16,666,036
Equity-income funds 8%
The Income Fund of America, Class R-6	85,462,515	2,389,532
Capital Income Builder, Class R-6	27,004,730	2,266,507
		4,656,039
Balanced funds 13%
American Balanced Fund, Class R-6	110,773,936	4,480,805
American Funds Global Balanced Fund, Class R-6	66,510,651	2,839,339
		7,320,144
Fixed income funds 28%
U.S. Government Securities Fund, Class R-6	238,621,235	2,787,096
American Funds Mortgage Fund, Class R-6	322,470,443	2,782,920
American Funds Inflation Linked Bond Fund, Class R-6	241,429,082	2,279,091
Intermediate Bond Fund of America, Class R-6	167,061,582	2,074,905
The Bond Fund of America, Class R-6	173,819,669	1,924,184
American Funds Multi-Sector Income Fund, Class R-6	151,935,771	1,399,328
American Funds Strategic Bond Fund, Class R-6	139,845,013	1,251,613
Capital World Bond Fund, Class R-6	71,168,095	1,125,879
American Funds Emerging Markets Bond Fund, Class R-6	35,607,942	287,356
		15,912,372
Total investment securities 100% (cost: $44,232,283,000)		56,017,678
Other assets less liabilities 0%		(7,984)
Net assets 100%		$56,009,694
American Funds Target Date Retirement Series — Page 15 of 27

unaudited
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 21%
AMCAP Fund, Class R-6 (a)	$3,292,534	$540,712	$426,662	$31,053	$(236,631)	$3,201,006	$—	$375,780
The Growth Fund of America, Class R-6	3,077,663	457,254	474,139	74,684	(215,790)	2,919,672	16,690	284,139
American Funds Global Insight Fund, Class R-6	2,110,739	39,611	303,473	78,632	134,711	2,060,220	24,705	—
SMALLCAP World Fund, Inc., Class R-6	1,990,291	105,831	430,217	31,506	112,487	1,809,898	19,604	75,040
New Perspective Fund, Class R-6	1,573,559	121,365	207,697	76,797	(91,733)	1,472,291	20,438	80,798
New World Fund, Inc., Class R-6 (c)	18,958	1,101	19,984	9,976	(10,051)	—	272	829
The New Economy Fund, Class R-6 (a)(c)	20,885	1,897	21,941	14,121	(14,962)	—	—	1,897
						11,463,087
Growth-and-income funds 30%
American Mutual Fund, Class R-6	3,769,650	277,189	273,791	28,248	152,249	3,953,545	56,008	211,274
Capital World Growth and Income Fund, Class R-6	3,853,418	379,611	525,771	76,573	152,738	3,936,569	58,289	312,949
Washington Mutual Investors Fund, Class R-6	2,718,749	267,785	213,784	18,284	25,353	2,816,387	33,569	224,969
Fundamental Investors, Class R-6	2,993,859	225,834	644,062	139,128	59,255	2,774,014	21,378	204,456
The Investment Company of America, Class R-6	2,131,505	194,466	292,603	50,891	(34,594)	2,049,665	18,967	172,419
International Growth and Income Fund, Class R-6	1,123,605	89,555	186,419	32,160	76,955	1,135,856	19,904	59,563
						16,666,036
Equity-income funds 8%
The Income Fund of America, Class R-6	2,146,751	310,111	130,021	7,428	55,263	2,389,532	72,599	124,573
Capital Income Builder, Class R-6	2,143,172	154,955	170,889	18,750	120,519	2,266,507	56,792	97,767
						4,656,039
Balanced funds 13%
American Balanced Fund, Class R-6	4,485,295	325,667	472,280	43,962	98,161	4,480,805	85,121	237,755
American Funds Global Balanced Fund, Class R-6	2,708,866	155,397	96,548	2,847	68,777	2,839,339	52,085	103,312
						7,320,144
Fixed income funds 28%
U.S. Government Securities Fund, Class R-6	2,578,031	468,319	149,358	(13,667)	(96,229)	2,787,096	88,839	—
American Funds Mortgage Fund, Class R-6	2,579,585	453,840	151,739	(16,019)	(82,747)	2,782,920	89,402	—
American Funds Inflation Linked Bond Fund, Class R-6	2,643,811	275,643	537,091	(58,472)	(44,800)	2,279,091	95,195	—
Intermediate Bond Fund of America, Class R-6	1,660,602	562,282	98,312	(7,529)	(42,138)	2,074,905	59,430	—
The Bond Fund of America, Class R-6	499,245	1,526,453	48,292	(726)	(52,496)	1,924,184	38,363	—
American Funds Multi-Sector Income Fund, Class R-6	1,558,696	73,609	186,322	(2,736)	(43,919)	1,399,328	72,507	—
American Funds Strategic Bond Fund, Class R-6	1,021,106	324,818	37,712	(1,694)	(54,905)	1,251,613	35,858	—
Capital World Bond Fund, Class R-6	1,017,413	176,953	37,514	(1,559)	(29,414)	1,125,879	22,025	—
American Funds Emerging Markets Bond Fund, Class R-6	—	290,060	—	—	(2,704)	287,356	5,142	—
						15,912,372
Total 100%				$632,638	$3,355	$56,017,678	$1,063,182	$2,567,520

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(c)	Affiliated issuer during the reporting period but no longer held at 7/31/2026.
American Funds Target Date Retirement Series — Page 16 of 27

American Funds 2030
Target Date Retirement Fund®
Investment portfolio
July 31, 2026
unaudited

Fund investments Growth funds 13%	Shares	Value (000)
AMCAP Fund, Class R-6 (a)	48,634,529	$2,250,320
American Funds Global Insight Fund, Class R-6	49,837,359	1,559,411
The Growth Fund of America, Class R-6	15,388,349	1,311,703
New Perspective Fund, Class R-6	8,947,884	664,738
SMALLCAP World Fund, Inc., Class R-6	7,778,615	656,204
		6,442,376
Growth-and-income funds 26%
American Mutual Fund, Class R-6	53,057,810	3,440,799
Capital World Growth and Income Fund, Class R-6	42,505,237	3,440,799
Washington Mutual Investors Fund, Class R-6	38,075,518	2,590,278
The Investment Company of America, Class R-6	22,725,538	1,550,563
Fundamental Investors, Class R-6	15,152,735	1,548,458
International Growth and Income Fund, Class R-6	17,300,365	863,461
		13,434,358
Equity-income funds 10%
The Income Fund of America, Class R-6	109,095,558	3,050,312
Capital Income Builder, Class R-6	26,937,690	2,260,880
		5,311,192
Balanced funds 13%
American Balanced Fund, Class R-6	101,999,664	4,125,886
American Funds Global Balanced Fund, Class R-6	56,931,414	2,430,402
		6,556,288
Fixed income funds 38%
The Bond Fund of America, Class R-6	364,794,510	4,038,275
American Funds Inflation Linked Bond Fund, Class R-6	310,137,031	2,927,694
Intermediate Bond Fund of America, Class R-6	222,132,274	2,758,883
American Funds Mortgage Fund, Class R-6	318,231,161	2,746,335
U.S. Government Securities Fund, Class R-6	219,847,765	2,567,822
American Funds Multi-Sector Income Fund, Class R-6	174,424,869	1,606,453
American Funds Strategic Bond Fund, Class R-6	148,553,064	1,329,550
Capital World Bond Fund, Class R-6	65,470,246	1,035,739
American High-Income Trust, Class R-6	68,720,052	667,272
American Funds Emerging Markets Bond Fund, Class R-6	15,429,807	124,518
		19,802,541
Total investment securities 100% (cost: $42,332,792,000)		51,546,755
Other assets less liabilities 0%		(7,441)
Net assets 100%		$51,539,314
American Funds Target Date Retirement Series — Page 17 of 27

unaudited
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 13%
AMCAP Fund, Class R-6 (a)	$2,878,136	$402,547	$870,228	$92,034	$(252,169)	$2,250,320	$—	$299,366
American Funds Global Insight Fund, Class R-6	1,633,746	20,606	257,064	76,919	85,204	1,559,411	19,087	—
The Growth Fund of America, Class R-6	1,737,445	194,423	529,859	192,221	(282,527)	1,311,703	9,417	160,323
New Perspective Fund, Class R-6	907,852	58,163	288,732	142,144	(154,689)	664,738	11,742	46,421
SMALLCAP World Fund, Inc., Class R-6	906,801	42,509	352,445	60,930	(1,591)	656,204	8,805	33,704
						6,442,376
Growth-and-income funds 26%
American Mutual Fund, Class R-6	3,562,738	249,038	528,114	82,427	74,710	3,440,799	51,251	197,788
Capital World Growth and Income Fund, Class R-6	3,603,438	344,794	710,758	115,502	87,823	3,440,799	53,112	291,681
Washington Mutual Investors Fund, Class R-6	2,644,384	244,932	339,423	33,750	6,635	2,590,278	31,895	213,038
The Investment Company of America, Class R-6	1,631,526	146,617	239,347	65,898	(54,131)	1,550,563	14,412	132,205
Fundamental Investors, Class R-6	1,633,154	122,720	316,457	97,027	12,014	1,548,458	11,641	111,079
International Growth and Income Fund, Class R-6	1,003,291	69,168	298,952	88,971	983	863,461	16,697	52,472
						13,434,358
Equity-income funds 10%
The Income Fund of America, Class R-6	2,236,209	967,427	238,370	14,180	70,866	3,050,312	81,181	129,764
Capital Income Builder, Class R-6	2,236,210	177,169	291,796	38,189	101,108	2,260,880	58,024	102,011
						5,311,192
Balanced funds 13%
American Balanced Fund, Class R-6	4,343,087	310,879	658,326	85,825	44,421	4,125,886	81,330	229,550
American Funds Global Balanced Fund, Class R-6	2,683,901	146,217	459,732	37,483	22,533	2,430,402	47,586	98,631
						6,556,288
Fixed income funds 38%
The Bond Fund of America, Class R-6	3,621,748	815,450	255,198	(27,261)	(116,464)	4,038,275	127,306	—
American Funds Inflation Linked Bond Fund, Class R-6	3,170,082	234,943	352,134	(51,789)	(73,408)	2,927,694	113,969	—
Intermediate Bond Fund of America, Class R-6	2,574,782	414,854	162,370	(10,481)	(57,902)	2,758,883	84,832	—
American Funds Mortgage Fund, Class R-6	2,577,509	441,932	175,583	(20,477)	(77,046)	2,746,335	88,846	—
U.S. Government Securities Fund, Class R-6	2,502,903	327,191	159,722	(14,983)	(87,567)	2,567,822	84,100	—
American Funds Multi-Sector Income Fund, Class R-6	1,560,494	199,277	102,106	(1,347)	(49,865)	1,606,453	77,023	—
American Funds Strategic Bond Fund, Class R-6	1,033,147	410,707	54,260	(2,985)	(57,059)	1,329,550	37,687	—
Capital World Bond Fund, Class R-6	1,015,293	92,218	42,965	(1,972)	(26,835)	1,035,739	20,748	—
American High-Income Trust, Class R-6	151,703	546,180	18,011	(189)	(12,411)	667,272	20,809	—
American Funds Emerging Markets Bond Fund, Class R-6	—	126,230	529	(1)	(1,182)	124,518	2,274	—
						19,802,541
Total 100%				$1,092,015	$(798,549)	$51,546,755	$1,153,774	$2,098,033

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 18 of 27

American Funds 2025
Target Date Retirement Income Fund®
Investment portfolio
July 31, 2026
unaudited

Fund investments Growth funds 5%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	25,906,712	$810,621
AMCAP Fund, Class R-6 (a)	11,097,027	513,460
		1,324,081
Growth-and-income funds 23%
American Mutual Fund, Class R-6	28,006,360	1,816,212
Capital World Growth and Income Fund, Class R-6	21,128,975	1,710,390
Washington Mutual Investors Fund, Class R-6	22,252,890	1,513,864
Fundamental Investors, Class R-6	8,896,835	909,168
The Investment Company of America, Class R-6	13,325,041	909,168
International Growth and Income Fund, Class R-6	3,980,147	198,649
		7,057,451
Equity-income funds 15%
The Income Fund of America, Class R-6	104,196,481	2,913,333
Capital Income Builder, Class R-6	20,199,471	1,695,342
		4,608,675
Balanced funds 12%
American Balanced Fund, Class R-6	59,904,077	2,423,120
American Funds Global Balanced Fund, Class R-6	28,526,490	1,217,796
		3,640,916
Fixed income funds 45%
The Bond Fund of America, Class R-6	232,166,019	2,570,078
American Funds Inflation Linked Bond Fund, Class R-6	223,504,160	2,109,879
Intermediate Bond Fund of America, Class R-6	146,286,157	1,816,874
American Funds Mortgage Fund, Class R-6	209,629,954	1,809,107
U.S. Government Securities Fund, Class R-6	129,248,697	1,509,625
American Funds Multi-Sector Income Fund, Class R-6	131,699,238	1,212,950
American High-Income Trust, Class R-6	109,336,903	1,061,661
American Funds Strategic Bond Fund, Class R-6	101,072,009	904,594
Capital World Bond Fund, Class R-6	38,491,601	608,937
		13,603,705
Total investment securities 100% (cost: $25,611,413,000)		30,234,828
Other assets less liabilities 0%		(4,750)
Net assets 100%		$30,230,078
American Funds Target Date Retirement Series — Page 19 of 27

unaudited
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 5%
American Funds Global Insight Fund, Class R-6	$917,689	$10,723	$206,309	$62,429	$26,089	$810,621	$10,723	$—
AMCAP Fund, Class R-6 (a)	852,659	98,181	394,299	127,696	(170,777)	513,460	—	81,505
						1,324,081
Growth-and-income funds 23%
American Mutual Fund, Class R-6	1,939,241	135,088	342,801	80,966	3,718	1,816,212	27,609	107,479
Capital World Growth and Income Fund, Class R-6	1,890,032	180,036	462,817	136,788	(33,649)	1,710,390	27,349	152,687
Washington Mutual Investors Fund, Class R-6	1,625,199	148,020	283,125	53,937	(30,167)	1,513,864	19,384	128,636
Fundamental Investors, Class R-6	980,156	73,447	210,519	64,204	1,880	909,168	6,986	66,461
The Investment Company of America, Class R-6	982,509	88,128	168,545	43,849	(36,773)	909,168	8,680	79,447
International Growth and Income Fund, Class R-6	265,631	18,262	108,249	41,167	(18,162)	198,649	4,298	13,964
						7,057,451
Equity-income funds 15%
The Income Fund of America, Class R-6	2,814,009	505,621	484,241	28,310	49,634	2,913,333	92,838	161,541
Capital Income Builder, Class R-6	1,685,345	210,943	308,183	53,174	54,063	1,695,342	43,164	74,589
						4,608,675
Balanced funds 12%
American Balanced Fund, Class R-6	2,608,479	186,164	451,926	79,152	1,251	2,423,120	48,743	137,421
American Funds Global Balanced Fund, Class R-6	1,307,871	72,995	194,694	38,950	(7,326)	1,217,796	23,928	49,067
						3,640,916
Fixed income funds 45%
The Bond Fund of America, Class R-6	2,602,894	345,745	284,375	(26,478)	(67,708)	2,570,078	85,648	—
American Funds Inflation Linked Bond Fund, Class R-6	2,594,968	132,820	519,579	(54,768)	(43,562)	2,109,879	91,187	—
Intermediate Bond Fund of America, Class R-6	1,956,091	121,141	214,066	(11,181)	(35,111)	1,816,874	59,485	—
American Funds Mortgage Fund, Class R-6	1,952,911	135,864	213,943	(25,163)	(40,562)	1,809,107	62,360	—
U.S. Government Securities Fund, Class R-6	1,626,828	113,362	169,188	(12,260)	(49,117)	1,509,625	51,551	—
American Funds Multi-Sector Income Fund, Class R-6	1,305,788	86,286	140,077	47	(39,094)	1,212,950	60,109	—
American High-Income Trust, Class R-6	980,636	218,850	116,938	(2,852)	(18,035)	1,061,661	50,196	—
American Funds Strategic Bond Fund, Class R-6	975,190	64,680	90,956	(5,878)	(38,442)	904,594	30,006	—
Capital World Bond Fund, Class R-6	651,053	32,239	57,576	(6,249)	(10,530)	608,937	12,213	—
						13,603,705
Total 100%				$665,840	$(502,380)	$30,234,828	$816,457	$1,052,797

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 20 of 27

American Funds 2020
Target Date Retirement Income Fund®
Investment portfolio
July 31, 2026
unaudited

Fund investments Growth funds 2%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	5,683,762	$177,845
AMCAP Fund, Class R-6 (a)	1,096,302	50,726
		228,571
Growth-and-income funds 21%
American Mutual Fund, Class R-6	12,886,469	835,688
Capital World Growth and Income Fund, Class R-6	8,606,340	696,683
Washington Mutual Investors Fund, Class R-6	9,525,676	648,032
The Investment Company of America, Class R-6	6,132,398	418,413
Fundamental Investors, Class R-6	3,611,307	369,039
		2,967,855
Equity-income funds 19%
The Income Fund of America, Class R-6	61,484,117	1,719,097
Capital Income Builder, Class R-6	10,837,472	909,589
		2,628,686
Balanced funds 12%
American Balanced Fund, Class R-6	26,215,277	1,060,408
American Funds Global Balanced Fund, Class R-6	13,162,001	561,886
		1,622,294
Fixed income funds 46%
The Bond Fund of America, Class R-6	110,963,858	1,228,370
Intermediate Bond Fund of America, Class R-6	78,853,140	979,356
American Funds Inflation Linked Bond Fund, Class R-6	102,625,648	968,786
American Funds Mortgage Fund, Class R-6	96,211,511	830,305
American Funds Multi-Sector Income Fund, Class R-6	60,391,381	556,205
American Funds Strategic Bond Fund, Class R-6	51,785,117	463,477
U.S. Government Securities Fund, Class R-6	38,653,644	451,474
American High-Income Trust, Class R-6	46,414,052	450,680
Capital World Bond Fund, Class R-6	17,665,279	279,465
Short-Term Bond Fund of America, Class R-6	25,861,339	244,907
		6,453,025
Total investment securities 100% (cost: $11,731,399,000)		13,900,431
Other assets less liabilities 0%		(2,322)
Net assets 100%		$13,898,109
American Funds Target Date Retirement Series — Page 21 of 27

unaudited
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 2%
American Funds Global Insight Fund, Class R-6	$239,121	$2,827	$85,858	$26,581	$(4,826)	$177,845	$2,827	$—
AMCAP Fund, Class R-6 (a)	119,895	14,261	77,912	39,202	(44,720)	50,726	—	10,617
						228,571
Growth-and-income funds 21%
American Mutual Fund, Class R-6	889,510	63,647	156,283	40,210	(1,396)	835,688	12,663	49,270
Capital World Growth and Income Fund, Class R-6	746,764	78,457	170,262	52,690	(10,966)	696,683	10,896	60,358
Washington Mutual Investors Fund, Class R-6	715,945	64,530	142,615	31,221	(21,049)	648,032	8,452	56,077
The Investment Company of America, Class R-6	449,247	43,002	77,006	17,387	(14,217)	418,413	3,983	36,463
Fundamental Investors, Class R-6	418,988	33,688	111,129	37,614	(10,122)	369,039	2,943	28,239
						2,967,855
Equity-income funds 19%
The Income Fund of America, Class R-6	1,812,185	167,853	306,634	37,491	8,202	1,719,097	57,995	102,597
Capital Income Builder, Class R-6	894,876	120,415	162,503	35,766	21,035	909,589	22,938	39,637
						2,628,686
Balanced funds 12%
American Balanced Fund, Class R-6	1,163,127	83,190	220,916	40,427	(5,420)	1,060,408	21,715	61,475
American Funds Global Balanced Fund, Class R-6	596,801	33,468	82,804	16,568	(2,147)	561,886	10,967	22,501
						1,622,294
Fixed income funds 46%
The Bond Fund of America, Class R-6	1,241,150	160,223	128,213	(15,031)	(29,759)	1,228,370	40,635	—
Intermediate Bond Fund of America, Class R-6	959,397	126,914	82,571	(3,784)	(20,600)	979,356	30,680	—
American Funds Inflation Linked Bond Fund, Class R-6	1,210,334	44,650	240,633	(8,926)	(36,639)	968,786	42,246	—
American Funds Mortgage Fund, Class R-6	913,344	42,135	95,015	(10,439)	(19,720)	830,305	28,731	—
American Funds Multi-Sector Income Fund, Class R-6	612,052	30,278	68,192	303	(18,236)	556,205	27,739	—
American Funds Strategic Bond Fund, Class R-6	478,527	41,516	34,237	(2,389)	(19,940)	463,477	15,026	—
U.S. Government Securities Fund, Class R-6	615,278	17,709	161,630	(24,781)	4,898	451,474	17,709	—
American High-Income Trust, Class R-6	460,950	48,396	49,781	(785)	(8,100)	450,680	22,458	—
Capital World Bond Fund, Class R-6	309,674	10,160	32,712	(3,460)	(4,197)	279,465	5,618	—
Short-Term Bond Fund of America, Class R-6	56,159	207,544	15,501	(113)	(3,182)	244,907	4,915	—
						6,453,025
Total 100%				$305,752	$(241,101)	$13,900,431	$391,136	$467,234

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 22 of 27

American Funds 2015
Target Date Retirement Income Fund®
Investment portfolio
July 31, 2026
unaudited

Fund investments Growth-and-income funds 19%	Shares	Value (000)
American Mutual Fund, Class R-6	3,868,925	$250,900
Capital World Growth and Income Fund, Class R-6	2,361,136	191,134
Washington Mutual Investors Fund, Class R-6	2,627,681	178,761
The Investment Company of America, Class R-6	1,950,940	133,113
Fundamental Investors, Class R-6	715,262	73,092
		827,000
Equity-income funds 21%
The Income Fund of America, Class R-6	23,438,199	655,332
Capital Income Builder, Class R-6	3,493,980	293,250
		948,582
Balanced funds 10%
American Balanced Fund, Class R-6	7,661,897	309,924
American Funds Global Balanced Fund, Class R-6	3,469,585	148,116
		458,040
Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	35,499,275	440,901
The Bond Fund of America, Class R-6	39,397,492	436,130
American Funds Inflation Linked Bond Fund, Class R-6	31,125,164	293,822
American Funds Mortgage Fund, Class R-6	32,522,582	280,670
Short-Term Bond Fund of America, Class R-6	28,408,127	269,025
American Funds Strategic Bond Fund, Class R-6	19,717,765	176,474
American Funds Multi-Sector Income Fund, Class R-6	17,590,075	162,005
American High-Income Trust, Class R-6	8,931,966	86,729
Capital World Bond Fund, Class R-6	3,660,292	57,906
		2,203,662
Total investment securities 100% (cost: $3,753,319,000)		4,437,284
Other assets less liabilities 0%		(777)
Net assets 100%		$4,436,507
American Funds Target Date Retirement Series — Page 23 of 27

unaudited
Investments in affiliates (a)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 19%
American Mutual Fund, Class R-6	$271,955	$19,081	$51,734	$15,513	$(3,915)	$250,900	$3,833	$14,962
Capital World Growth and Income Fund, Class R-6	217,003	23,038	60,385	21,086	(9,608)	191,134	3,113	17,541
Washington Mutual Investors Fund, Class R-6	188,684	17,386	30,106	5,404	(2,607)	178,761	2,244	14,907
The Investment Company of America, Class R-6	141,839	13,542	23,278	4,271	(3,261)	133,113	1,258	11,533
Fundamental Investors, Class R-6	85,397	6,472	24,296	9,222	(3,703)	73,092	591	5,723
						827,000
Equity-income funds 21%
The Income Fund of America, Class R-6	652,120	85,276	99,706	11,631	6,011	655,332	21,136	36,956
Capital Income Builder, Class R-6	292,786	32,119	50,207	11,072	7,480	293,250	7,423	12,850
						948,582
Balanced funds 10%
American Balanced Fund, Class R-6	331,230	23,563	55,154	8,975	1,310	309,924	6,174	17,390
American Funds Global Balanced Fund, Class R-6	171,373	9,406	36,523	8,322	(4,462)	148,116	3,034	6,372
						458,040
Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	444,461	58,555	51,175	(1,851)	(9,089)	440,901	13,822	—
The Bond Fund of America, Class R-6	435,033	65,717	48,791	(4,170)	(11,659)	436,130	14,344	—
American Funds Inflation Linked Bond Fund, Class R-6	369,011	20,272	81,576	(2,042)	(11,843)	293,822	12,915	—
American Funds Mortgage Fund, Class R-6	293,557	28,926	31,774	(2,339)	(7,700)	280,670	9,437	—
Short-Term Bond Fund of America, Class R-6	260,246	38,296	25,300	(820)	(3,397)	269,025	7,973	—
American Funds Strategic Bond Fund, Class R-6	189,808	12,369	17,091	(1,048)	(7,564)	176,474	5,808	—
American Funds Multi-Sector Income Fund, Class R-6	180,377	9,168	22,270	159	(5,429)	162,005	8,167	—
American High-Income Trust, Class R-6	114,354	5,288	31,129	(855)	(929)	86,729	5,098	—
Capital World Bond Fund, Class R-6	76,628	2,191	19,306	(2,670)	1,063	57,906	1,183	—
						2,203,662
Total 100%				$79,860	$(69,302)	$4,437,284	$127,553	$138,234

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 24 of 27

American Funds 2010
Target Date Retirement Income Fund®
Investment portfolio
July 31, 2026
unaudited

Fund investments Growth-and-income funds 15%	Shares	Value (000)
American Mutual Fund, Class R-6	2,647,245	$171,674
Washington Mutual Investors Fund, Class R-6	2,170,858	147,684
Capital World Growth and Income Fund, Class R-6	1,208,862	97,857
The Investment Company of America, Class R-6	1,304,402	88,999
Fundamental Investors, Class R-6	232,784	23,788
		530,002
Equity-income funds 25%
The Income Fund of America, Class R-6	24,222,676	677,266
Capital Income Builder, Class R-6	3,078,251	258,358
		935,624
Balanced funds 8%
American Balanced Fund, Class R-6	6,140,727	248,392
American Funds Global Balanced Fund, Class R-6	1,123,933	47,981
		296,373
Fixed income funds 52%
Intermediate Bond Fund of America, Class R-6	37,716,198	468,435
The Bond Fund of America, Class R-6	37,014,552	409,751
Short-Term Bond Fund of America, Class R-6	35,278,693	334,089
American Funds Mortgage Fund, Class R-6	32,921,047	284,109
American Funds Inflation Linked Bond Fund, Class R-6	22,131,265	208,919
American Funds Strategic Bond Fund, Class R-6	16,925,148	151,480
American Funds Multi-Sector Income Fund, Class R-6	7,822,018	72,041
		1,928,824
Total investment securities 100% (cost: $3,273,665,000)		3,690,823
Other assets less liabilities 0%		(544)
Net assets 100%		$3,690,279
American Funds Target Date Retirement Series — Page 25 of 27

unaudited
Investments in affiliates (a)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 15%
American Mutual Fund, Class R-6	$184,471	$18,990	$39,956	$10,523	$(2,354)	$171,674	$2,621	$10,219
Washington Mutual Investors Fund, Class R-6	154,256	18,731	27,823	3,580	(1,060)	147,684	1,853	12,305
Capital World Growth and Income Fund, Class R-6	108,651	14,658	31,514	10,603	(4,541)	97,857	1,573	8,787
The Investment Company of America, Class R-6	108,561	14,723	34,729	10,232	(9,788)	88,999	932	8,828
Fundamental Investors, Class R-6	31,543	2,592	12,301	4,674	(2,720)	23,788	211	2,077
						530,002
Equity-income funds 25%
The Income Fund of America, Class R-6	702,520	71,114	114,818	12,160	6,290	677,266	22,500	39,499
Capital Income Builder, Class R-6	271,718	20,143	50,186	11,233	5,450	258,358	6,828	11,956
						935,624
Balanced funds 8%
American Balanced Fund, Class R-6	271,540	21,329	52,858	8,754	(373)	248,392	5,074	14,347
American Funds Global Balanced Fund, Class R-6	62,858	3,595	19,749	4,871	(3,594)	47,981	1,084	2,344
						296,373
Fixed income funds 52%
Intermediate Bond Fund of America, Class R-6	441,802	81,495	43,483	(1,158)	(10,221)	468,435	14,203	—
The Bond Fund of America, Class R-6	395,326	65,687	36,572	(2,395)	(12,295)	409,751	13,286	—
Short-Term Bond Fund of America, Class R-6	333,357	39,696	33,673	(792)	(4,499)	334,089	10,069	—
American Funds Mortgage Fund, Class R-6	286,880	31,998	24,710	(1,568)	(8,491)	284,109	9,407	—
American Funds Inflation Linked Bond Fund, Class R-6	263,396	12,600	57,160	(2,091)	(7,826)	208,919	9,278	—
American Funds Strategic Bond Fund, Class R-6	162,943	8,089	12,140	(954)	(6,458)	151,480	5,027	—
American Funds Multi-Sector Income Fund, Class R-6	93,228	4,604	23,307	381	(2,865)	72,041	4,048	—
						1,928,824
Total 100%				$68,053	$(65,345)	$3,690,823	$107,994	$110,362

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 26 of 27

unaudited
Valuation disclosures

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of
July 31, 2026, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through Capital Client Group, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP3-850-0926
American Funds Target Date Retirement Series — Page 27 of 27